Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Allowance for doubtful accounts	¥ 12,780		¥ 5,870
Accounts payable of consolidated VIE without recourse	616,681	$ 86,857	617,022
Deferred revenue of consolidated VIE without recourse	442,805	62,368	484,775
Accrued expenses and other current liabilities of consolidated VIE without recourse	630,617	88,821	797,504
Amount due to related parties of the consolidated VIE without recourse the Company	4,314		9,178
Operating lease liability current	60,008	8,452	88,352
Income tax payable of the consolidated VIE without recourse	94,719	13,341	68,765
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	27,261	3,840	26,483
Convertible senior notes-current	0	0	2,646,168
Related Party [Member]
Amount due to related parties of the consolidated VIE without recourse the Company	4,314	$ 608	9,178
Beijing Momo Technology Co., Ltd. [Member]
Accounts payable of consolidated VIE without recourse	521,303		509,042
Deferred revenue of consolidated VIE without recourse	428,547		469,076
Accrued expenses and other current liabilities of consolidated VIE without recourse	293,194		381,220
Amount due to related parties of the consolidated VIE without recourse the Company	355,822		451,793
Operating lease liability current	25,031		23,558
Income tax payable of the consolidated VIE without recourse	33,283		37,837
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	0		0
Convertible senior notes-current	0		0
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2022 and 2023, respectively)
Beijing Momo Technology Co., Ltd. [Member] | Related Party [Member]
Amount due to related parties of the consolidated VIE without recourse the Company	¥ 4,314		¥ 9,178
Class A Common Stock [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	355,359,232	355,359,232	348,891,334
Ordinary shares, shares outstanding | shares	294,720,726	294,720,726	296,606,870
Class B Common Stock [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	80,364,466	80,364,466	80,364,466
Ordinary shares, shares outstanding | shares	80,364,466	80,364,466	80,364,466